UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2000.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     May 11, 2000

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    32
Form 13F Information Table Value Total:    159,427,921

                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Cisco Systems                   17275R102     15,560  201,256  Sole  None
Sun Microsystems                866810104     10,693  114,111  Sole  None
Costco Co, Inc                  22160Q102     10,115  192,447  Sole  None
Microsoft Corp                  594918104     10,015   94,256  Sole  None
Terayon Communica               880775101      9,131   44,540  Sole  None
MCI WorldCom                    55268B106      7,358  162,373  Sole  None
Tyco International              902124106      7,314  145,920  Sole  None
PepsiCo, Inc                    713448108      6,890  197,575  Sole  None
Intl Bus Machine                459200101      6,613   56,040  Sole  None
Comcast Corp            A       200300200      6,285  144,905  Sole  None
Warner-Lambert                  934488107      6,193   63,392  Sole  None
Johnson & Johnson               478160104      6,173   87,879  Sole  None
Berkshire Hathaway      B       084670207      5,961    3,275  Sole  None
Federal Home Loan               313400301      5,520  124,920  Sole  None
Wells Fargo                     949746101      5,496  134,865  Sole  None
Harley Davidson                 412822108      5,183   65,300  Sole  None
Watson Pharmaceut               942683103      4,961  125,007  Sole  None
Ace Ltd                         004644100      4,406  192,611  Sole  None
Berkshire Hathaway      A       084670108      4,118       72  Sole  None
WA Mutual                       939322103      4,101  154,758  Sole  None
Proctor & Gamble                742718109      3,810   67,430  Sole  None
AT&T Liberty Media              001957208      3,636   61,305  Sole  None
Waters Corp                     941848103      3,572   37,501  Sole  None
Ethan Allen                     297602104      3,199  127,961  Sole  None
BSquare Corp                    11776U102      1,816   82,080  Sole  None
Shire Pharm Gp          ADR     82481R106        373    7,275  Sole  None
Level 3 Com                     52729N100        318    3,005  Sole  None
Gillette                        375766102        265    7,035  Sole  None
RehabCare Gp                    759148109        210    8,500  Sole  None
Genzyme                         372917104        139   11,855  Sole  None
Microbest                       59500X108          4   13,506  Sole  None
TPA America, Inc                872605100          0   15,000  Sole  None
